COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Thousands	1 Months Ended				9 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Commitments related to manufacturing plant and equipment						$ 253,796
Area for lease | ft²			300,000
Payments for leases			$ 600
Increase in payments for leases (as a percent)			3.00%
Extension term			12 years
Annual base rent escalation clause (as a percent)					3.00%
Arizona
Commitments And Contingencies Disclosure [Line Items]
Commitments related to manufacturing plant and equipment						406,100	$ 162,000
Term of lease		4 years
Area for lease | ft²		500
Payments for leases		$ 1,800
California
Commitments And Contingencies Disclosure [Line Items]
Base rent	$ 100
Annual base rent escalation clause (as a percent)	3.00%
Minimum
Commitments And Contingencies Disclosure [Line Items]
Base rent					$ 100
Maximum
Commitments And Contingencies Disclosure [Line Items]
Base rent					$ 400
Corporate headquarters
Commitments And Contingencies Disclosure [Line Items]
Tenant improvements						4,700	8,600
Term of lease				10 years
Area for lease | ft²				127,000
Payments for leases				$ 300
Increase in payments for leases (as a percent)				3.00%
Leasehold improvements
Commitments And Contingencies Disclosure [Line Items]
Tenant improvements						$ 29,000	$ 24,300